Leases - Schedule of Disclosure in Tabular Form of Nature of Companies Leases (Detail)	9 Months Ended
Jan. 31, 2024 Lease LeasedAsset
Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Number of right of use assets leased | LeasedAsset	4
No. of leases with extension options	3
No. of leases with options to purchase	0
No. of leases with variable payments linked to an index	2
No. of leases with termination options	2
Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Number of right of use assets leased | LeasedAsset	6
No. of leases with extension options	0
No. of leases with options to purchase	0
No. of leases with variable payments linked to an index	6
No. of leases with termination options	6
Weighted average | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	5 years
Weighted average | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	2 years
Bottom of Range | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	6 months
Bottom of Range | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	1 year
Top of Range | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	10 years 6 months
Top of Range | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	3 years 6 months